Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2018 Euro_Rate USD_Rate	Dec. 31, 2017 Euro_Rate USD_Rate	Dec. 31, 2016 Euro_Rate USD_Rate
Euro Member Countries, Euro
Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate | Euro_Rate	1.5613	1.5052	1.4169
Average rate | Euro_Rate	1.5302	1.4650	1.4660
United States of America, Dollars
Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate | USD_Rate	1.3642	1.2545	1.3427
Average rate | USD_Rate	1.2957	1.2986	1.3248